MEZZANINE EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Series A Convertible Preferred Shares
Mezzanine Equity [Line Items]
Schedule of Company's Preferred Shares activities

The Company’s Series A Preferred Shares activities for the years ended December 31, 2019 and 2020 are as follows:

Amount
RMB
Balance as of January 1, 2019 and December 31, 2019	29,751,569
Conversion to Class A Ordinary Shares	(33,042,477)
Foreign currency translation adjustment	3,290,908
Balance as of December 31, 2020	—

Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Schedule of Company's Preferred Shares activities

12. MEZZANINE EQUITY (Continued)

The Company’s Redeemable Convertible Preferred Shares activities for the years ended December 31, 2019 and 2020 consist of the following:

	Series A-1	Series B	Series C	Series C-1	Series D
	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2019	16,359,651	239,225,246	178,003,498	150,811,043	460,765,137	1,045,164,575
Accretion and modification of redeemable convertible preferred shares	1,315,008	237,680,316	144,659,627	104,388,417	142,962,195	631,005,563
Foreign currency translation adjustment	284,668	6,706,446	4,615,264	3,698,609	9,251,062	24,556,049
Balance as of December 31, 2019	17,959,327	483,612,008	327,278,389	258,898,069	612,978,394	1,700,726,187
Accretion (reversal of accretion) of redeemable convertible preferred shares	707,682	(68,419,392)	(49,340,009)	(40,873,954)	(86,155,005)	(244,080,678)
Conversion to Class A Ordinary Shares	(18,780,954)	(418,336,891)	(280,068,866)	(219,711,065)	(530,808,265)	(1,467,706,041)
Foreign currency translation adjustment	113,945	3,144,275	2,130,486	1,686,950	3,984,876	11,060,532
Balance as of December 31, 2020	—	—	—	—	—	—